Expense Example - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities and Income ETF - Fidelity Preferred Securities and Income ETF
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738